Average Annual Total Returns - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund - Return Before Taxes
	May 30, 2024
Average Annual Return:
Past 1 year	3.40%
Past 5 years	1.29%
Since Inception	1.31%	[1]

[1]	A From January 11, 2018 .